Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: May 12, 2025

Payment Date	5/15/2025
Collection Period Start	4/1/2025
Collection Period End	4/30/2025
Interest Period Start	4/15/2025
Interest Period End	5/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$303,120,405.81	$30,467,849.22	$272,652,556.59	0.431549	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$520,230,405.81	$30,467,849.22	$489,762,556.59

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$563,323,986.67	$530,322,789.60	0.256608
YSOC Amount	$38,345,796.57	$35,812,448.72
Adjusted Pool Balance	$524,978,190.10	$494,510,340.88
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.99471%	ACT/360	$—
Class A-3 Notes	$303,120,405.81	3.66000%	30/360	$924,517.24
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$520,230,405.81			$1,643,905.49

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$563,323,986.67	$530,322,789.60
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$524,978,190.10	$494,510,340.88
Number of Receivables Outstanding	51,509	50,129
Weighted Average Contract Rate	3.57%	3.58%
Weighted Average Remaining Term (months)	28.7	27.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,672,320.25
Principal Collections	$32,597,960.27
Liquidation Proceeds	$217,632.95
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$34,487,913.47
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$34,487,913.47

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$469,436.66	$469,436.66	$—	$—	$34,018,476.81
Interest - Class A-1 Notes	$—	$—	$—	$—	$34,018,476.81
Interest - Class A-2a Notes	$—	$—	$—	$—	$34,018,476.81
Interest - Class A-2b Notes	$—	$—	$—	$—	$34,018,476.81
Interest - Class A-3 Notes	$924,517.24	$924,517.24	$—	$—	$33,093,959.57
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$32,601,621.32
First Allocation of Principal	$—	$—	$—	$—	$32,601,621.32
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$32,534,012.99
Second Allocation of Principal	$—	$—	$—	$—	$32,534,012.99
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$32,460,071.32
Third Allocation of Principal	$6,720,064.93	$6,720,064.93	$—	$—	$25,740,006.39
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,654,506.39
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,654,506.39
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,654,506.39
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,906,722.10
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,906,722.10
Remaining Funds to Certificates	$1,906,722.10	$1,906,722.10	$—	$—	$—
Total	$34,487,913.47	$34,487,913.47	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$38,345,796.57
Increase/(Decrease)	$(2,533,347.85)
Ending YSOC Amount	$35,812,448.72

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$524,978,190.10	$494,510,340.88
Note Balance	$520,230,405.81	$489,762,556.59
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.08%	35	$403,236.80
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	222	$217,632.95
Monthly Net Losses (Liquidation Proceeds)			$185,603.85
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.28%
Second Preceding Collection Period			0.19%
Preceding Collection Period			(0.12)%
Current Collection Period			0.41%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$5,922,434.32
Cumulative Net Loss Ratio			0.29%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.41%	145	$2,173,828.78
60-89 Days Delinquent	0.20%	63	$1,055,503.64
90-119 Days Delinquent	0.06%	19	$299,296.29
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.67%	227	$3,528,628.71

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$146,439.29
Total Repossessed Inventory		18	$280,407.61

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		82	$1,354,799.93
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.25%
Current Collection Period			0.26%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.46	0.09%	31	0.06%